Cover	Aug. 19, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed by the Company to amend and restate the original Form 8-K in its entirety, and to supplement the original Form 8-K to include the financial statements and pro forma information required by Item 9.01.
Document Period End Date	Aug. 19, 2021
Entity File Number	001-40409
Entity Registrant Name	GROM SOCIAL ENTERPRISES, INC.
Entity Central Index Key	0001662574
Entity Tax Identification Number	46-5542401
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	2060 NW Boca Raton Blvd. #6
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	(561)
Local Phone Number	287-5776
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	GROM
Security Exchange Name	NASDAQ
Warrants to purchase shares of Common Stock, par value $0.001 per share
Title of 12(b) Security	Warrants to purchase shares of Common Stock, par value $0.001 per share
Trading Symbol	GROMW
Security Exchange Name	NASDAQ